[LOGO OMITTED] August 27, 2010 Via EDGAR System
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WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
012156-0101

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549
Re:	The Primary Trend Fund, Inc.
File Nos. 033-06343 and 811-04704

Ladies and Gentlemen:

On behalf of The Primary Trend Fund, Inc. (the “Company”), we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 33 to Form N-1A Registration Statement, including exhibits, which has been marked to show the changes made to Post-Effective Amendment No. 32 by this latest Post-Effective Amendment.

The Company has designated on the facing sheet of the Amended Registration Statement that such Amended Registration Statement become effective sixty days after filing, pursuant to Rule 485(a).  The Company is filing the Amended Registration Statement pursuant to Rule 485(a) because the Amended Registration Statement is the Company’s first Post-Effective amendment addressing the summary prospectus rules adopted in Release No. 33-8998 (January 13, 2009).

Please note that the Company will file a post-effective amendment pursuant to Rule 485(b), which filing will incorporate any comments made by the Staff on the Amended Registration Statement and update any missing information and/or file updated exhibits to the Registration Statement.

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/Peter D. Fetzer

Peter D. Fetzer

Enclosures
cc:	Lilli Gust
Benjamin Schmidt
Richard Teigen

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